Commitments and Contingencies (Schedule of Future Minimum Rental Payments) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2019 (remainder)	$ 162
2020	651
2021	663
2022	682
2023	684
Thereafter	30,067
Total lease payments	32,909
Less: Effects of discounting	(23,782)
Total present value of lease payments	9,127
Finance Leases, After Adoption of 842
2019 (remainder)	20
2020	82
2021	84
2022	86
2023	88
Thereafter	7,590
Total lease payments	7,950
Less: Effects of discounting	(3,117)
Total present value of lease payments	$ 4,833
Operating Leases, Before Adoption of 842
2019		$ 780
2020		781
2021		774
2022		790
2023		760
Thereafter		34,344
Total lease payments		38,229
Capital Leases, Before Adoption of 842
2019		80
2020		82
2021		84
2022		86
2023		88
Thereafter		7,590
Total lease payments		8,010
Less: Effects of discounting		(3,202)
Total present value of lease payments		$ 4,808